Accrued Liabilities	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Accrued Liabilities	10 - ACCRUED LIABILITIES
	March 31, 2014	March 31, 2013
	$	$

Employee related accruals	57,491	64,057
Withholding tax accrual	(1,627)	(2,081)
Trade	(544)	4,615
	55,320	66,591